Related Party Transactions And Arrangements (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Related Party Transactions And Arrangements

NOTE 7: Related Party Transactions and Arrangements

On April 6, 2011, we terminated our management agreement with Independence Realty Management, LLC and our board of directors approved a new management agreement with Jupiter Communities, LLC, or Jupiter, our new property manager, which is majority owned by our sponsor. On April 7, 2011, we executed an amended and restated advisory agreement with our advisor and a new dealer manager agreement with our dealer manager. These agreements entitle our advisor and its affiliates to specified fees upon the provision of certain services with regard to our offering and the investment of proceeds in real estate assets, among other services, as well as reimbursement of organization and offering costs incurred by our advisor and our dealer manager on behalf of us and certain costs incurred by our advisor in providing services to us. A summary of these fees and reimbursement obligations are as follows:

Type of Compensation	Determination of Amount

Offering Stage

Selling Commissions	Payable to our dealer manager up to 7% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. Our dealer manager intends to reallow all or a portion of commissions earned for those transactions that involve participating broker dealers. During the three and six month period ended June 30, 2011, selling commissions were $0.

Dealer Manager Fee	Payable to our dealer manager up to 3% of gross offering proceeds before reallowance to participating broker-dealers. Our dealer manager, in its sole discretion, may reallow a portion of its dealer manager fee of up to 1.5% of the gross offering proceeds to be paid to such participating broker-dealers. During the three and six month period ended June 30, 2011, the dealer manager fee was $0.
Organization and Offering Expenses	We will pay our advisor up to 1% of the gross offering proceeds for organizational and offering expenses (other than dealer manager fees and selling commissions). We currently estimate that $7,262 of organizational and offering expenses will be incurred if the maximum offering is achieved. Our advisor and its affiliates are responsible for the payment of organization and offering expenses, other than selling commissions and the dealer manager fee, to the extent they exceed 1% of gross offering proceeds, without recourse against or reimbursement by us; provided, however, that in no event will we pay or reimburse organization and offering expenses (including dealer manager fees and selling commissions) in excess of 15% of the gross offering proceeds. During the three and six month period ended June 30, 2011, we paid organization and offering expenses of $0.

Operational Stage

Acquisition Fees	None.

Acquisition Expenses	Expenses reimbursed to our advisor incurred in connection with the purchase of an asset. We have assumed that acquisition expenses will equal approximately 0.5% of the contract purchase price. The acquisition fees and expenses for any particular asset, including amounts payable to affiliates, will not exceed, in the aggregate, 6% of the contract purchase price (including any mortgage assumed) of the asset. Our advisor will be paid acquisition expenses and we will reimburse our advisor for acquisition expenses only to the extent that acquisition fees and acquisition expenses collectively do not exceed 6% of the contract price of our assets. During the three and six month period ended June 30, 2011, acquisition expenses were $0.

Asset Management Fees	Payable to our advisor in the amount of 0.75% of average invested assets. Average invested assets means the average of the aggregate book value of our assets invested in interests in, and loans secured by, real estate before reserves for depreciation or bad debt or other similar non-cash reserves. We will compute the average invested assets by taking the average of these book values at the end of each month during the quarter for which we are calculating the fee. The fee will be payable quarterly in an amount equal to 0.1875% of average invested assets as of the last day of such quarter. We will also reimburse our advisor for expenses that it pays on our behalf. Our advisor waived any asset management fees on the initial portfolio for a two-year period from its contribution to us. During the three and six month period ended June 30, 2011, asset management fees were $0.

Property Management and Leasing Fees	We intend to enter into management agreements with our property manager on a property-by-property basis, pursuant to which we will pay a property management fee in an amount up to 4% of the gross revenues. Additionally, we may pay our property manager a separate fee for the one-time initial rent-up or leasing-up of newly constructed properties in an amount not to exceed the fee customarily charged in arm's length transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area. During the three and six month period ended June 30, 2011, property management and leasing fees were $0.

Operating Expenses	We will reimburse our advisor for all expenses paid or incurred by our advisor in connection with the services provided to us, subject to the limitation that we will not reimburse our advisor for any amount by which our operating expenses (including the asset management fee and the financing coordination fee) at the end of the four preceding fiscal quarters (commencing on the fourth fiscal quarter after we make our first investment) exceeds the greater of: (A) 2% of our average invested assets, or (B) 25% of our net income determined without reduction for any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of our assets for that period. Notwithstanding the above, we may reimburse our advisor for expenses in excess of this limitation if a majority of the independent directors determines that such excess expenses are justified based on unusual and non-recurring factors. We will not reimburse our advisor or its affiliates for personnel employment costs incurred by our advisor or its affiliates in performing services under the advisory agreement to the extent that such employees perform services for which the advisor receives a separate fee. During the three and six month period ended June 30, 2011, operating expenses were $0.

Financing Coordination Fee	If our advisor provides services in connection with the refinancing of any debt that we obtain, we will pay the advisor a financing coordination fee equal to 1% of the amount available and/or outstanding under such financing, subject to certain limitations. We will not pay a financing coordination fee in connection with debt provided by our sponsor. The services our advisor may perform include, without limitation, searching for lenders in connection with a proposed refinancing and negotiating the terms of any proposed refinancing with such lenders. Our advisor may reallow some or all of this fee to reimburse third parties that it retains to procure any such refinancing. During the three and six month period ended June 30, 2011, the financing coordination fee was $0.

Liquidation Distributions

Disposition Fee	We may pay our advisor a commission upon the sale of one or more of our properties in an amount equal to the lesser of (a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset. Payment of such fee may be made only if the advisor provides a substantial amount of services in connection with the sale of the asset. In addition, the amount paid when added to all other commissions paid to unaffiliated parties in connection with such sale shall not exceed the lesser of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or an amount equal to 6% of the sale price of such asset. During the three and six month period ended June 30, 2011, the disposition fee was $0.

Subordinated Participation in Net Sale Proceeds	After investors have received a return of their capital contributions invested and a 7% annual cumulative, non-compounded return, then RAIT NTR Holdings, LLC as holder of the special units is entitled to receive 10% of the remaining net sale proceeds. During the three and six month period ended June 30, 2011, the subordinated participation in net sale proceeds was $0.

Subordinated Participation Upon a Listing	Upon listing our common stock on a national securities exchange, RAIT NTR Holdings, LLC as holder of the special units is entitled to a fee based on the redemption of the special units equal to 10% of the amount, if any, by which (a) the market value of our outstanding stock plus distributions paid by us prior to listing, exceeds (b) the aggregate remaining capital contributed by investors plus an amount equal to a 7% annual cumulative, non-compounded return to investors on their aggregate capital contributed. We have no intent to list our shares at this time. During the three and six month period ended June 30, 2011, subordinated participation upon a listing fee was $0.

Subordinated Participation Upon a Termination of Advisory Agreement	Upon termination of the advisory agreement, RAIT NTR Holdings, LLC as holder of the special units will be entitled to a subordinated participation payable in the form of an interest bearing promissory note. The subordinated participation, if any, will be equal to 10% of the amount, if any, by which (1) the appraised value of our assets on the termination date, less any indebtedness secured by such assets, plus total distributions paid through the termination date, less any amounts distributable as of the termination date to limited partners who received units in the operating partnership in connection with the acquisition of any assets upon the liquidation or sale of such assets (assuming the liquidation or sale of such assets on the termination date) exceeds (2) the sum of the total amount of capital raised from stockholders (less amounts paid to repurchase shares of our common stock pursuant to our share repurchase plan) and the total amount of cash that, if distributed to them as of the termination date, would have provided them a 7% annual cumulative, pre-tax, non-compounded return on the gross proceeds from the sale of shares of our common stock through the termination date. The subordinated participation will be payable solely from the net proceeds from the sale of properties. During the three and six month period ended June 30, 2011, subordinated participation upon termination of advisory agreement fee was $0.

During the three and six months ended June 30, 2010, we made a short-term loan, bearing a weighted-average interest rate of 5.6%, to our former sponsor in the aggregate principal amount of $200,000. No such loans were made during the six-months ended June 30, 2011. Each of these loans was repaid by our former sponsor. Our interest income was primarily related to these loans.